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HARTFORD LIFE INSURANCE COMPANY
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                        HARTFORD LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT TWO (DC-II)
              TAX SHELTERED ANNUITY/INDIVIDUAL RETIREMENT ANNUITY
                         PROSPECTUS DATED: MAY 1, 1997
                       SUPPLEMENT DATED: JANUARY 8, 1998

    Effective January 1, 1998, Acacia Capital Corporation was renamed Calvert Variable Series, Inc. and its Calvert Responsibly Invested Balanced Portfolio was renamed Calvert Social Balanced Portfolio. All references in the Prospectus to the Acacia Capital Corporation and Calvert Responsibly Invested Balanced Portfolio should be changed to reflect the new name.

HV-2214
33-59541